Unit-based compensation - Schedule of Weighted-Average Assumptions (Details)	12 Months Ended
Dec. 31, 2024
Schedule Of Weighted Average Assumptions Abstract
Fair value of Class B unit	484.09%
Risk-free interest rate	4.27%
Volatility	60.00%
Dividend yield	0.00%
Expected term	3 years